Trade and Other Receivables and Prepayments - Aged Analysis of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [line items]
Trade receivables	¥ 526,974	[1]	$ 76,644	[1]	¥ 587,510
0 - 30 days [member]
Disclosure of financial assets [line items]
Trade receivables	261,320		38,007		272,156
31 - 60 days [member]
Disclosure of financial assets [line items]
Trade receivables	202,334		29,427		205,571
61 - 90 days [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 63,320		$ 9,210		¥ 109,783

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.